Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 19,060	$ 40,425
Restricted cash (note 5)	1,920	0
Accounts receivable (note 6)	11,130	13,968
Unbilled receivables	10,967	7,069
Inventory (note 7)	6,020	5,168
Prepaid expenses	6,878	2,678
Assets, Current, Total	55,975	69,308
Property, plant, and equipment (note 8)	7,261	6,049
Intangibles (note 9)	10,008	10,794
Other assets (note 10)	2,243	1,641
Goodwill	6,498	6,498
Total assets	81,985	94,290
Current liabilities
Accounts payable and accrued liabilities (note 11)	21,216	12,584
Deferred revenue	10,182	7,147
Liabilities, Current, Total	31,398	19,731
Share capital (note 12)
Common Shares, unlimited number of voting common shares authorized; 46,061,211 and 44,975,109 issued and outstanding at December 31, 2012 and December 31, 2011, respectively	147,819	144,410
Additional paid-in capital	4,861	4,291
Deficit	(101,740)	(73,984)
Accumulated other comprehensive loss	(353)	(158)
Stockholders' Equity Attributable to Parent, Total	50,587	74,559
Total liabilities and shareholders' equity	$ 81,985	$ 94,290